Net Profit (Loss) Per Share (Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic And Diluted Earnings Per Share [Abstract]
Profit (loss) from from continuing operations	$ (0.50)	$ (0.34)	$ 0.08
Profit from discontinued operation	0	0	0.10
Profit (loss) per share	$ (0.50)	$ (0.34)	$ 0.18